Defined benefit scheme (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)
Disclosure of defined benefit plans [line items]
Mortality rate description	The assumptions regarding future mortality rates are based on mortality tables published and approved by the Ministry of Finance. The mortality rate of an active participant at retirement age (67 for men, 64 for women) is 0.6433% for men and 0.3574% for women.	The assumptions regarding future mortality rates are based on mortality tables published and approved by the Ministry of Finance. The mortality rate of an active participant at retirement age (67 for men, 64 for women) is 0.6433% for men and 0.3574% for women.
Provision rate for severance pay	6.50%
Nominal interest rate	5.42%	5.42%
Increase (decrease) discount rate	0.50%	0.50%
Rate hike expced salaries increased	0.50%	0.50%
Increase (decrease) resignation rate	10.00%	10.00%
Vacation provision	₪ 922		₪ 795
Defined Benefit Obligation [Member] | Discount rate were increased / decreased by 0.5% [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) defined benefit obligation	216	$ 58
Defined Benefit Obligation [Member] | Salaries increased / decreased by 0.5% [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) defined benefit obligation	115	32
Defined Benefit Obligation [Member] | Resignation rate increased / decreased by 10% [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) defined benefit obligation	₪ 120	$ 33